[Wells Fargo Advantage  Funds Letterhead]

February 24, 2011

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

                  Re:     Wells Fargo Funds Trust

                            Registration Nos. 333-74295; 811-09253

Ladies and Gentlemen:

In connection with the registration of Wells Fargo Funds Trust (the “Trust”) as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the issuance of shares by it under the Securities Act of 1933 (the “1933 Act”), we are transmitting herewith for filing, pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and Regulation S-T, the Trust’s Post-Effective Amendment No. 185 to its Registration Statement under the 1933 Act and Amendment No. 186 to its Registration Statement under the 1940 Act on Form N-1A relating to the Wells Fargo Advantage International Equity Funds.

In accordance with the provisions Rule 485(b)(4), we are not aware of any disclosures that would render this post-effective amendment ineligible to become effective under paragraph (b) of Rule 485.

If you have any questions, please contact me at 415-947-4805.

Very truly yours,

/s/ Maureen Towle

Maureen Towle
Senior Counsel